Consolidated Statements of Changes in Equity - USD ($)	Ordinary share	Advance receipts for share capital	Capital surplus	Accumulated deficit	Financial statements translation differences of foreign operations	Total	Non-controlling interest	Employee unearned compensation	Unrealized gain (loss) on valuation of financial assets at fair value through other comprehensive income	Total
Balance at Dec. 31, 2021	$ 8,329		$ 6,162,157	$ (20,384,218)	$ (101,410)	$ (14,315,142)	$ 1,002,755			$ (13,312,387)
Loss for the year				(11,014,131)		(11,014,131)	(380,637)			(11,394,768)
Other comprehensive income (loss)					(661,318)	(661,318)	(55,812)			(717,130)
Total comprehensive loss for the year				(11,014,131)	(661,318)	(11,675,449)	(436,449)			(12,111,898)
Advance receipts for share capital		361,897				361,897				361,897
Share-based payments			237,301			237,301				237,301
Changes in ownership interests in subsidiaries			88,455			88,455				88,455
Changes in non-controlling interests							600,048			600,048
Balance at Dec. 31, 2022	8,329	361,897	6,487,913	(31,398,349)	(762,728)	(25,302,938)	1,166,354			(24,136,584)
Loss for the year				(804,977)		(804,977)	(410,812)			(1,215,789)
Other comprehensive income (loss)					(32,760)	(32,760)	(8,884)			(41,644)
Total comprehensive loss for the year				(804,977)	(32,760)	(837,737)	(419,696)			(1,257,433)
Issuance of ordinary shares	65	(299,814)	600,952			301,203				301,203
Share-based payments	53	(62,083)	280,829			218,799				218,799
Preferred shares conversion	3,575		26,907,495			26,911,070				26,911,070
Acquisition of subsidiaries	9,108		70,619,903			70,629,011				70,629,011
Changes in non-controlling interests	752		708,719		(8,425)	701,046	(999,364)			(298,318)
Balance at Dec. 31, 2023	21,882		105,605,811	(32,203,326)	(803,913)	72,620,454	(252,706)			72,367,748
Loss for the year				(85,004,692)		(85,004,692)	27,972			(84,976,720)
Other comprehensive income (loss)					(192,967)	(185,441)	(17,256)		7,526	(202,697)
Total comprehensive loss for the year				(85,004,692)	(192,967)	(85,190,133)	10,716		7,526	(85,179,417)
Share-based payments	27		235,258			235,285				235,285
Restricted stocks	4		147,816			38,578		(109,242)		38,578
Issuance of ordinary shares upon recapitalization, net of issuance costs	189		45,060,227			45,060,416				45,060,416
Reverse share split as part of the recapitalization	(19,489)		19,489
Commitment shares			450,000			450,000				450,000
Acquisition of subsidiaries			3,184,536			3,184,536			0	3,184,536
Changes in non-controlling interests							246,614			246,614
Balance at Dec. 31, 2024	$ 2,613		$ 154,703,137	$ (117,208,018)	$ (996,880)	$ 36,399,136	$ 4,624	$ (109,242)	$ 7,526	$ 36,403,760